Risk/Return Detail Data - FidelityAssetManagerFunds-RetailComboPRO - USD ($)			12 Months Ended											36 Months Ended		60 Months Ended		84 Months Ended		120 Months Ended
		Nov. 29, 2025	Nov. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 29, 2025		Nov. 29, 2025		Nov. 29, 2025		Nov. 29, 2025
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Fund | Fidelity Health Savings Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.05%
Expenses (as a percentage of Assets)	[1]	0.50%
Fee Waiver or Reimbursement	[2]	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Annual Return, Inception Date		Mar. 02, 2020
Average Annual Return, Label [Optional Text]			Fidelity® Health Savings Fund
Average Annual Return, Percent			6.93%													3.31%	[3]
Annual Return [Percent]				6.93%	9.70%	(14.90%)	5.36%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Health Savings Fund /Fidelity® Health Savings Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Health Savings Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54 % of the average value of its portfolio.
Portfolio Turnover, Rate		54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is designed to assist investors in saving for future eligible medical expenses. Because the time horizon of such expenses is inherently uncertain, the fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. Investing primarily in a combination of both actively and passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds (collectively, underlying funds). Investing approximately 30% of the fund's assets in underlying equity funds, 60% of the fund's assets in underlying bond funds, and 10% in short-term and/or money market funds. The Adviser may vary the fund's exposure to the underlying funds within the following ranges: 20-40% of the fund's assets in underlying equity funds, 50-70% of the fund's assets in underlying bond funds, and 0-20% of the fund's assets in underlying short-term and/or money market funds. Allocating the fund's assets among bond funds (including domestic, international, U.S. inflation-protected debt, and short-term bonds), equity funds (including domestic, international, and emerging markets equities), and short-term and/or money market funds to manage the fund's risk across asset classes over time. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 25% of assets in underlying high income (including funds that invest in high yield debt securities (also referred to as junk bonds)), leveraged loan, country specific equity, real estate equity, U.S. long term treasuries, emerging market debt, and commodities funds. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.01%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(9.01%)
Performance Table Heading		Average Annual Returns
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Fund | IXXJ7
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Composite Index℠
Average Annual Return, Percent			7.05%													3.89%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Fund | IXXJ8
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Extended Composite Index℠
Average Annual Return, Percent			7.03%													3.12%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(1.12%)
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | Fidelity Health Savings Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.06%
Expenses (as a percentage of Assets)	[4]	0.21%
Fee Waiver or Reimbursement	[5]	(0.05%)
Net Expenses (as a percentage of Assets)	[4]	0.16%
Expense Example, with Redemption, 1 Year		$ 16
Expense Example, with Redemption, 3 Years		61
Expense Example, with Redemption, 5 Years		111
Expense Example, with Redemption, 10 Years		$ 261
Annual Return, Inception Date		Mar. 02, 2020
Average Annual Return, Label [Optional Text]			Fidelity® Health Savings Index Fund
Average Annual Return, Percent			7.18%													2.95%	[6]
Annual Return [Percent]				7.18%	9.32%	(15.17%)	5.15%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Health Savings Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Health Savings Index Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54 % of the average value of its portfolio.
Portfolio Turnover, Rate		54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is designed to assist investors in saving for future eligible medical expenses. Because the time horizon of such expenses is inherently uncertain, the fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. Normally investing at least 80% of assets in a combination of passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds (collectively, underlying funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing approximately 30% of the fund's assets in underlying equity funds, 60% of the fund's assets in underlying bond funds, and 10% in short-term and/or money market funds. The Adviser may vary the fund's exposure to the underlying funds within the following ranges: 20-40% of the fund's assets in underlying equity funds, 50-70% of the fund's assets in underlying bond funds, and 0-20% of the fund's assets in underlying short-term and/or money market funds. Allocating the fund's assets among bond funds (including domestic, international, U.S. inflation-protected debt, and short-term bonds), equity funds (including domestic, international, and emerging markets equities), and short-term and/or money market funds to manage the fund's risk across asset classes over time. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 25% of assets in underlying high income (including funds that invest in high yield debt securities (also referred to as junk bonds)), leveraged loan, country specific equity, real estate equity, U.S. long term treasuries, emerging market debt, and commodities funds. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.14%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(9.03%)
Performance Table Heading		Average Annual Returns
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | IXXJ7
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Composite Index℠
Average Annual Return, Percent			7.05%													3.89%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | IXXJ8
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Extended Composite Index℠
Average Annual Return, Percent			7.03%													3.12%
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(1.12%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20% | Fidelity Asset Manager 20%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[7]	0.51%
Fee Waiver or Reimbursement	[8]	(0.02%)
Net Expenses (as a percentage of Assets)		0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.34%													2.91%				3.44%
Annual Return [Percent]				5.34%	7.99%	(10.21%)	4.04%	8.62%	10.64%	(1.64%)	6.98%	4.70%	(0.30%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 20% /Fidelity Asset Manager® 20%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		7.82%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		7.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.23%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions | Fidelity Asset Manager 20%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.99%													1.81%				2.31%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions and Sales | Fidelity Asset Manager 20%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.23%													1.83%				2.25%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20% | F0056
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 20% Composite Index℠
Average Annual Return, Percent			5.43%													2.85%				3.38%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30% | Fidelity Asset Manager 30%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[9]	0.53%
Fee Waiver or Reimbursement	[10]	(0.03%)
Net Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.34%													3.82%				4.35%
Annual Return [Percent]				6.34%	9.81%	(12.31%)	6.03%	11.08%	13.51%	(2.91%)	9.43%	5.50%	(0.29%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 30% /Fidelity Asset Manager® 30%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.39%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(7.92%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30% | After Taxes on Distributions | Fidelity Asset Manager 30%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.14%													2.75%				3.26%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30% | After Taxes on Distributions and Sales | Fidelity Asset Manager 30%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.86%													2.57%				3.01%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 30% | F0593
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 30% Composite Index℠
Average Annual Return, Percent			6.50%													3.68%				4.24%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40% | Fidelity Asset Manager 40%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[11]	0.53%
Fee Waiver or Reimbursement	[12]	(0.02%)
Net Expenses (as a percentage of Assets)		0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		164
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 640
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.40%													4.79%				5.19%
Annual Return [Percent]				7.40%	11.52%	(13.64%)	8.03%	13.10%	15.82%	(4.06%)	11.78%	6.00%	(0.29%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 40% /Fidelity Asset Manager® 40%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.81%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.89%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(9.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40% | After Taxes on Distributions | Fidelity Asset Manager 40%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.34%													3.72%				4.11%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40% | After Taxes on Distributions and Sales | Fidelity Asset Manager 40%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.53%													3.37%				3.72%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 40% | F0594
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 40% Composite Index℠
Average Annual Return, Percent			7.78%													4.63%				5.11%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50% | Fidelity Asset Manager 50%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[13]	0.56%
Fee Waiver or Reimbursement	[14]	(0.03%)
Net Expenses (as a percentage of Assets)		0.53%
Expense Example, with Redemption, 1 Year		$ 54
Expense Example, with Redemption, 3 Years		170
Expense Example, with Redemption, 5 Years		296
Expense Example, with Redemption, 10 Years		$ 665
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.46%													5.62%				5.92%
Annual Return [Percent]				8.46%	13.09%	(14.97%)	9.85%	14.72%	18.26%	(5.37%)	14.06%	6.43%	(0.44%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 50% /Fidelity Asset Manager® 50%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		12.22%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.89%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(11.86%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50% | After Taxes on Distributions | Fidelity Asset Manager 50%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.20%													4.49%				4.70%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50% | After Taxes on Distributions and Sales | Fidelity Asset Manager 50%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.42%													4.07%				4.32%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50% | F0001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 50% Composite Index℠
Average Annual Return, Percent			9.08%													5.56%				5.97%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 50% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60% | Fidelity Asset Manager 60%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[15]	0.65%
Fee Waiver or Reimbursement	[16]	(0.02%)
Net Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.49%													6.45%				6.65%
Annual Return [Percent]				9.49%	14.81%	(16.30%)	11.85%	16.14%	20.65%	(6.61%)	16.40%	6.76%	(0.55%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 60% /Fidelity Asset Manager® 60%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		13.56%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		15.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.07%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60% | After Taxes on Distributions | Fidelity Asset Manager 60%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.46%													5.58%				5.70%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60% | After Taxes on Distributions and Sales | Fidelity Asset Manager 60%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.01%													4.82%				5.03%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 60% | F0595
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 60% Composite Index℠
Average Annual Return, Percent			10.39%													6.48%				6.82%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70% | Fidelity Asset Manager 70%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[17]	0.66%
Fee Waiver or Reimbursement	[18]	(0.03%)
Net Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.84%													7.45%				7.46%
Annual Return [Percent]				10.84%	16.45%	(16.90%)	13.98%	17.18%	22.83%	(7.66%)	18.70%	7.08%	(0.55%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 70% /Fidelity Asset Manager® 70%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.83%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.66%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(16.20%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70% | After Taxes on Distributions | Fidelity Asset Manager 70%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			9.54%													6.45%				6.34%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70% | After Taxes on Distributions and Sales | Fidelity Asset Manager 70%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.11%													5.64%				5.69%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 70% | F0022
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 70% Composite Index℠
Average Annual Return, Percent			11.93%													7.54%				7.68%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85% | Fidelity Asset Manager 85%
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[19]	0.66%
Fee Waiver or Reimbursement	[20]	(0.03%)
Net Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.63%													8.80%				8.60%
Annual Return [Percent]				12.63%	18.98%	(18.61%)	17.10%	19.36%	26.29%	(9.22%)	22.27%	7.38%	(0.58%)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 85% /Fidelity Asset Manager® 85%
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), and the bond and short-term/money market class (fixed-income securities of all types and maturities, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities). Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments. Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		16.91%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(18.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions | Fidelity Asset Manager 85%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.71%													7.99%				7.64%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions and Sales | Fidelity Asset Manager 85%
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.08%													6.81%				6.73%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85% | F0253
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 85% Composite Index℠
Average Annual Return, Percent			14.04%													8.96%				8.93%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.43%
Expenses (as a percentage of Assets)	[21]	0.53%
Fee Waiver or Reimbursement	[22]	(0.05%)
Net Expenses (as a percentage of Assets)	[21]	0.48%
Expense Example, with Redemption, 1 Year		$ 49
Expense Example, with Redemption, 3 Years		163
Expense Example, with Redemption, 5 Years		290
Expense Example, with Redemption, 10 Years		$ 658
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.12%											2.95%	[23]
Annual Return [Percent]				11.12%	16.16%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Sustainable Multi-Asset Fund /Fidelity® Sustainable Multi-Asset Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Multi-Asset Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in Fidelity® funds (including mutual funds and Exchange Traded Funds (ETFs)) that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such issuer's individual environmental, social and governance (ESG) profile and in Fidelity® index funds that track an ESG index (underlying Fidelity® funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating assets according to a neutral asset allocation strategy in which 70% of the fund's assets are allocated to underlying Fidelity® U.S. and international equity mutual funds and ETFs and 30% to underlying Fidelity® bond mutual funds and ETFs. To reflect the Adviser's market outlook, which is primarily focused on the intermediate term, the Adviser may overweight or underweight each asset class within the following ranges: equity funds (60%-80%) and bond funds (20%-40%). The Adviser may invest up to 10% of the fund's total assets in commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, emerging markets debt or short term funds, but no more than 25% in aggregate within those asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Actively managed underlying funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engage in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		15.32%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		10.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.38%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.54%											2.39%	[23]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.82%											2.11%	[23]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											11.40%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | IXWST
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Multi-Asset Composite Index℠
Average Annual Return, Percent			11.47%											4.19%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | Fidelity Health Savings Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.05%
Expenses (as a percentage of Assets)	[24]	0.40%
Fee Waiver or Reimbursement	[25]	(0.01%)
Net Expenses (as a percentage of Assets)	[24]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		$ 493
Annual Return, Inception Date		Mar. 02, 2020
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			7.06%													3.42%	[26]
Annual Return [Percent]				7.06%	9.81%	(14.79%)	5.48%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Health Savings Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Health Savings Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54 % of the average value of its portfolio.
Portfolio Turnover, Rate		54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is designed to assist investors in saving for future eligible medical expenses. Because the time horizon of such expenses is inherently uncertain, the fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. Investing primarily in a combination of both actively and passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds (collectively, underlying funds). Investing approximately 30% of the fund's assets in underlying equity funds, 60% of the fund's assets in underlying bond funds, and 10% in short-term and/or money market funds. The Adviser may vary the fund's exposure to the underlying funds within the following ranges: 20-40% of the fund's assets in underlying equity funds, 50-70% of the fund's assets in underlying bond funds, and 0-20% of the fund's assets in underlying short-term and/or money market funds. Allocating the fund's assets among bond funds (including domestic, international, U.S. inflation-protected debt, and short-term bonds), equity funds (including domestic, international, and emerging markets equities), and short-term and/or money market funds to manage the fund's risk across asset classes over time. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 25% of assets in underlying high income (including funds that invest in high yield debt securities (also referred to as junk bonds)), leveraged loan, country specific equity, real estate equity, U.S. long term treasuries, emerging market debt, and commodities funds. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.99%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(8.99%)
Performance Table Heading		Average Annual Returns
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | IXXJ7
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Composite Index℠
Average Annual Return, Percent			7.05%													3.89%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | IXXJ8
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Health Savings Extended Composite Index℠
Average Annual Return, Percent			7.03%													3.12%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(1.12%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[27]	0.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[28]	0.78%
Fee Waiver or Reimbursement	[29]	(0.02%)
Net Expenses (as a percentage of Assets)		0.76%
Expense Example, with Redemption, 1 Year		$ 648
Expense Example, with Redemption, 3 Years		804
Expense Example, with Redemption, 5 Years		973
Expense Example, with Redemption, 10 Years		1,463
Expense Example, No Redemption, 1 Year		648
Expense Example, No Redemption, 3 Years		804
Expense Example, No Redemption, 5 Years		973
Expense Example, No Redemption, 10 Years		$ 1,463
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.99%)													1.39%				2.52%
Annual Return [Percent]				5.05%	7.66%	(10.51%)	3.72%	8.29%	10.32%	(1.96%)	6.66%	4.38%	(0.60%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[27]	0.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[28]	1.03%
Fee Waiver or Reimbursement	[29]	(0.02%)
Net Expenses (as a percentage of Assets)		1.01%
Expense Example, with Redemption, 1 Year		$ 449
Expense Example, with Redemption, 3 Years		660
Expense Example, with Redemption, 5 Years		888
Expense Example, with Redemption, 10 Years		1,543
Expense Example, No Redemption, 1 Year		449
Expense Example, No Redemption, 3 Years		660
Expense Example, No Redemption, 5 Years		888
Expense Example, No Redemption, 10 Years		$ 1,543
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.19%													1.61%				2.50%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[30]	1.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[28]	1.53%
Fee Waiver or Reimbursement	[29]	(0.02%)
Net Expenses (as a percentage of Assets)		1.51%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 254
Expense Example, with Redemption, 3 Years		477
Expense Example, with Redemption, 5 Years		824
Expense Example, with Redemption, 10 Years		1,599
Expense Example, No Redemption, 1 Year		154
Expense Example, No Redemption, 3 Years		477
Expense Example, No Redemption, 5 Years		824
Expense Example, No Redemption, 10 Years		$ 1,599
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.29%													1.82%				2.50%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[28]	0.53%
Fee Waiver or Reimbursement	[29]	(0.02%)
Net Expenses (as a percentage of Assets)		0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		164
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		640
Expense Example, No Redemption, 1 Year		52
Expense Example, No Redemption, 3 Years		164
Expense Example, No Redemption, 5 Years		285
Expense Example, No Redemption, 10 Years		$ 640
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.37%													2.86%				3.40%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | Fidelity Advisor Asset Manager 20% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[28]	0.48%
Fee Waiver or Reimbursement	[29]	(0.03%)
Net Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		567
Expense Example, No Redemption, 1 Year		46
Expense Example, No Redemption, 3 Years		144
Expense Example, No Redemption, 5 Years		252
Expense Example, No Redemption, 10 Years		$ 567
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.38%													2.93%		3.57%	[31]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 20% /Fidelity Advisor Asset Manager® 20% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		7.58%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		7.38%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.25%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions | Fidelity Advisor Asset Manager 20% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(2.14%)													0.43%				1.52%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 20% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.52%)													0.72%				1.59%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 20% | F0056
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 20% Composite Index℠
Average Annual Return, Percent			5.43%													2.85%				3.38%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | Fidelity Advisor Asset Manager 30% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[32]	0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[33]	0.80%
Fee Waiver or Reimbursement	[34]	(0.03%)
Net Expenses (as a percentage of Assets)		0.77%
Expense Example, with Redemption, 1 Year		$ 649
Expense Example, with Redemption, 3 Years		807
Expense Example, with Redemption, 5 Years		978
Expense Example, with Redemption, 10 Years		1,474
Expense Example, No Redemption, 1 Year		649
Expense Example, No Redemption, 3 Years		807
Expense Example, No Redemption, 5 Years		978
Expense Example, No Redemption, 10 Years		$ 1,474
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.05%)													2.30%				3.41%
Annual Return [Percent]				6.05%	9.46%	(12.57%)	5.68%	10.84%	13.05%	(3.24%)	9.18%	5.17%	(0.60%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | Fidelity Advisor Asset Manager 30% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[32]	0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[33]	1.05%
Fee Waiver or Reimbursement	[34]	(0.03%)
Net Expenses (as a percentage of Assets)		1.02%
Expense Example, with Redemption, 1 Year		$ 450
Expense Example, with Redemption, 3 Years		663
Expense Example, with Redemption, 5 Years		894
Expense Example, with Redemption, 10 Years		1,554
Expense Example, No Redemption, 1 Year		450
Expense Example, No Redemption, 3 Years		663
Expense Example, No Redemption, 5 Years		894
Expense Example, No Redemption, 10 Years		$ 1,554
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.01%													2.51%				3.38%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | Fidelity Advisor Asset Manager 30% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[35]	1.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[33]	1.55%
Fee Waiver or Reimbursement	[34]	(0.03%)
Net Expenses (as a percentage of Assets)		1.52%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 255
Expense Example, with Redemption, 3 Years		480
Expense Example, with Redemption, 5 Years		829
Expense Example, with Redemption, 10 Years		1,610
Expense Example, No Redemption, 1 Year		155
Expense Example, No Redemption, 3 Years		480
Expense Example, No Redemption, 5 Years		829
Expense Example, No Redemption, 10 Years		$ 1,610
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.16%													2.72%				3.38%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | Fidelity Advisor Asset Manager 30% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[33]	0.55%
Fee Waiver or Reimbursement	[34]	(0.03%)
Net Expenses (as a percentage of Assets)		0.52%
Expense Example, with Redemption, 1 Year		$ 53
Expense Example, with Redemption, 3 Years		167
Expense Example, with Redemption, 5 Years		291
Expense Example, with Redemption, 10 Years		653
Expense Example, No Redemption, 1 Year		53
Expense Example, No Redemption, 3 Years		167
Expense Example, No Redemption, 5 Years		291
Expense Example, No Redemption, 10 Years		$ 653
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.22%													3.77%				4.28%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | Fidelity Advisor Asset Manager 30% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[33]	0.50%
Fee Waiver or Reimbursement	[34]	(0.03%)
Net Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		591
Expense Example, No Redemption, 1 Year		48
Expense Example, No Redemption, 3 Years		151
Expense Example, No Redemption, 5 Years		263
Expense Example, No Redemption, 10 Years		$ 591
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.32%													3.85%		4.42%	[36]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 30% /Fidelity Advisor Asset Manager® 30% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.17%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(8.07%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | After Taxes on Distributions | Fidelity Advisor Asset Manager 30% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(1.07%)													1.37%				2.47%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 30% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.07%													1.45%				2.33%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 30% | F0593
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 30% Composite Index℠
Average Annual Return, Percent			6.50%													3.68%				4.24%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | Fidelity Advisor Asset Manager 40% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[37]	0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[38]	0.80%
Fee Waiver or Reimbursement	[39]	(0.02%)
Net Expenses (as a percentage of Assets)		0.78%
Expense Example, with Redemption, 1 Year		$ 650
Expense Example, with Redemption, 3 Years		810
Expense Example, with Redemption, 5 Years		983
Expense Example, with Redemption, 10 Years		1,486
Expense Example, No Redemption, 1 Year		650
Expense Example, No Redemption, 3 Years		810
Expense Example, No Redemption, 5 Years		983
Expense Example, No Redemption, 10 Years		$ 1,486
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.87%													3.25%				4.25%
Annual Return [Percent]				7.02%	11.27%	(13.91%)	7.71%	12.74%	15.56%	(4.46%)	11.42%	5.78%	(0.67%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | Fidelity Advisor Asset Manager 40% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[37]	0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[38]	1.05%
Fee Waiver or Reimbursement	[39]	(0.02%)
Net Expenses (as a percentage of Assets)		1.03%
Expense Example, with Redemption, 1 Year		$ 451
Expense Example, with Redemption, 3 Years		666
Expense Example, with Redemption, 5 Years		899
Expense Example, with Redemption, 10 Years		1,565
Expense Example, No Redemption, 1 Year		451
Expense Example, No Redemption, 3 Years		666
Expense Example, No Redemption, 5 Years		899
Expense Example, No Redemption, 10 Years		$ 1,565
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.05%													3.48%				4.23%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | Fidelity Advisor Asset Manager 40% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[40]	1.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[38]	1.55%
Fee Waiver or Reimbursement	[39]	(0.02%)
Net Expenses (as a percentage of Assets)		1.53%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 256
Expense Example, with Redemption, 3 Years		483
Expense Example, with Redemption, 5 Years		834
Expense Example, with Redemption, 10 Years		1,621
Expense Example, No Redemption, 1 Year		156
Expense Example, No Redemption, 3 Years		483
Expense Example, No Redemption, 5 Years		834
Expense Example, No Redemption, 10 Years		$ 1,621
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.26%													3.69%				4.23%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | Fidelity Advisor Asset Manager 40% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[38]	0.55%
Fee Waiver or Reimbursement	[39]	(0.02%)
Net Expenses (as a percentage of Assets)		0.53%
Expense Example, with Redemption, 1 Year		$ 54
Expense Example, with Redemption, 3 Years		170
Expense Example, with Redemption, 5 Years		296
Expense Example, with Redemption, 10 Years		665
Expense Example, No Redemption, 1 Year		54
Expense Example, No Redemption, 3 Years		170
Expense Example, No Redemption, 5 Years		296
Expense Example, No Redemption, 10 Years		$ 665
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.30%													4.73%				5.15%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | Fidelity Advisor Asset Manager 40% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[38]	0.49%
Fee Waiver or Reimbursement	[39]	(0.02%)
Net Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		591
Expense Example, No Redemption, 1 Year		48
Expense Example, No Redemption, 3 Years		151
Expense Example, No Redemption, 5 Years		263
Expense Example, No Redemption, 10 Years		$ 591
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.36%													4.80%		5.25%	[41]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 40% /Fidelity Advisor Asset Manager® 40% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.58%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.89%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(9.75%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | After Taxes on Distributions | Fidelity Advisor Asset Manager 40% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.02%)													2.32%				3.32%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 40% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.66%													2.22%				3.03%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 40% | F0594
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 40% Composite Index℠
Average Annual Return, Percent			7.78%													4.63%				5.11%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | Fidelity Advisor Asset Manager 50% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[42]	0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[43]	0.85%
Fee Waiver or Reimbursement	[44]	(0.03%)
Net Expenses (as a percentage of Assets)		0.82%
Expense Example, with Redemption, 1 Year		$ 654
Expense Example, with Redemption, 3 Years		822
Expense Example, with Redemption, 5 Years		1,004
Expense Example, with Redemption, 10 Years		1,530
Expense Example, No Redemption, 1 Year		654
Expense Example, No Redemption, 3 Years		822
Expense Example, No Redemption, 5 Years		1,004
Expense Example, No Redemption, 10 Years		$ 1,530
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.93%													4.06%				4.98%
Annual Return [Percent]				8.14%	12.76%	(15.24%)	9.54%	14.36%	17.91%	(5.69%)	13.76%	6.07%	(0.75%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | Fidelity Advisor Asset Manager 50% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[42]	0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[43]	1.10%
Fee Waiver or Reimbursement	[44]	(0.03%)
Net Expenses (as a percentage of Assets)		1.07%
Expense Example, with Redemption, 1 Year		$ 455
Expense Example, with Redemption, 3 Years		678
Expense Example, with Redemption, 5 Years		919
Expense Example, with Redemption, 10 Years		1,610
Expense Example, No Redemption, 1 Year		455
Expense Example, No Redemption, 3 Years		678
Expense Example, No Redemption, 5 Years		919
Expense Example, No Redemption, 10 Years		$ 1,610
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.17%													4.31%				4.97%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | Fidelity Advisor Asset Manager 50% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[45]	1.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[43]	1.60%
Fee Waiver or Reimbursement	[44]	(0.03%)
Net Expenses (as a percentage of Assets)		1.57%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 260
Expense Example, with Redemption, 3 Years		496
Expense Example, with Redemption, 5 Years		855
Expense Example, with Redemption, 10 Years		1,666
Expense Example, No Redemption, 1 Year		160
Expense Example, No Redemption, 3 Years		496
Expense Example, No Redemption, 5 Years		855
Expense Example, No Redemption, 10 Years		$ 1,666
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.41%													4.52%				4.96%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | Fidelity Advisor Asset Manager 50% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[43]	0.60%
Fee Waiver or Reimbursement	[44]	(0.03%)
Net Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.40%													5.58%				5.88%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | Fidelity Advisor Asset Manager 50% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[43]	0.48%
Fee Waiver or Reimbursement	[44]	(0.03%)
Net Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		567
Expense Example, No Redemption, 1 Year		46
Expense Example, No Redemption, 3 Years		144
Expense Example, No Redemption, 5 Years		252
Expense Example, No Redemption, 10 Years		$ 567
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.59%													5.71%		6.00%	[46]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 50% /Fidelity Advisor Asset Manager® 50% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		11.97%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(11.91%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | After Taxes on Distributions | Fidelity Advisor Asset Manager 50% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.85%													3.06%				3.88%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 50% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.53%													2.89%				3.60%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | F0001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 50% Composite Index℠
Average Annual Return, Percent			9.08%													5.56%				5.97%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 50% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | Fidelity Advisor Asset Manager 60% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[47]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[48]	0.95%
Fee Waiver or Reimbursement	[49]	(0.03%)
Net Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		851
Expense Example, with Redemption, 5 Years		1,055
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		851
Expense Example, No Redemption, 5 Years		1,055
Expense Example, No Redemption, 10 Years		$ 1,641
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.87%													4.86%				5.69%
Annual Return [Percent]				9.15%	14.39%	(16.46%)	11.48%	15.71%	20.25%	(6.89%)	16.00%	6.52%	(0.87%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | Fidelity Advisor Asset Manager 60% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[47]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[48]	1.20%
Fee Waiver or Reimbursement	[49]	(0.03%)
Net Expenses (as a percentage of Assets)		1.17%
Expense Example, with Redemption, 1 Year		$ 465
Expense Example, with Redemption, 3 Years		709
Expense Example, with Redemption, 5 Years		971
Expense Example, with Redemption, 10 Years		1,721
Expense Example, No Redemption, 1 Year		465
Expense Example, No Redemption, 3 Years		709
Expense Example, No Redemption, 5 Years		971
Expense Example, No Redemption, 10 Years		$ 1,721
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.10%													5.11%				5.69%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | Fidelity Advisor Asset Manager 60% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[50]	1.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[48]	1.70%
Fee Waiver or Reimbursement	[49]	(0.03%)
Net Expenses (as a percentage of Assets)		1.67%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 270
Expense Example, with Redemption, 3 Years		526
Expense Example, with Redemption, 5 Years		907
Expense Example, with Redemption, 10 Years		1,777
Expense Example, No Redemption, 1 Year		170
Expense Example, No Redemption, 3 Years		526
Expense Example, No Redemption, 5 Years		907
Expense Example, No Redemption, 10 Years		$ 1,777
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.36%													5.32%				5.68%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | Fidelity Advisor Asset Manager 60% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[48]	0.70%
Fee Waiver or Reimbursement	[49]	(0.03%)
Net Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.44%													6.38%				6.61%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | Fidelity Advisor Asset Manager 60% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[48]	0.58%
Fee Waiver or Reimbursement	[49]	(0.03%)
Net Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		689
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		176
Expense Example, No Redemption, 5 Years		307
Expense Example, No Redemption, 10 Years		$ 689
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.55%													6.52%		6.69%	[51]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 60% /Fidelity Advisor Asset Manager® 60% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		13.37%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		15.71%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.11%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | After Taxes on Distributions | Fidelity Advisor Asset Manager 60% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.02%													4.13%				4.87%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 60% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.07%													3.61%				4.30%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 60% | F0595
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 60% Composite Index℠
Average Annual Return, Percent			10.39%													6.48%				6.82%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | Fidelity Advisor Asset Manager 70% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[52]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[53]	0.95%
Fee Waiver or Reimbursement	[54]	(0.03%)
Net Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		851
Expense Example, with Redemption, 5 Years		1,055
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		851
Expense Example, No Redemption, 5 Years		1,055
Expense Example, No Redemption, 10 Years		$ 1,641
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.13%													5.87%				6.50%
Annual Return [Percent]				10.48%	16.12%	(17.13%)	13.62%	16.84%	22.45%	(7.98%)	18.35%	6.76%	(0.87%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | Fidelity Advisor Asset Manager 70% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[52]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[53]	1.20%
Fee Waiver or Reimbursement	[54]	(0.03%)
Net Expenses (as a percentage of Assets)		1.17%
Expense Example, with Redemption, 1 Year		$ 465
Expense Example, with Redemption, 3 Years		709
Expense Example, with Redemption, 5 Years		971
Expense Example, with Redemption, 10 Years		1,721
Expense Example, No Redemption, 1 Year		465
Expense Example, No Redemption, 3 Years		709
Expense Example, No Redemption, 5 Years		971
Expense Example, No Redemption, 10 Years		$ 1,721
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.35%													6.12%				6.49%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | Fidelity Advisor Asset Manager 70% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[55]	1.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[53]	1.70%
Fee Waiver or Reimbursement	[54]	(0.03%)
Net Expenses (as a percentage of Assets)		1.67%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 270
Expense Example, with Redemption, 3 Years		526
Expense Example, with Redemption, 5 Years		907
Expense Example, with Redemption, 10 Years		1,777
Expense Example, No Redemption, 1 Year		170
Expense Example, No Redemption, 3 Years		526
Expense Example, No Redemption, 5 Years		907
Expense Example, No Redemption, 10 Years		$ 1,777
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.66%													6.33%				6.49%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | Fidelity Advisor Asset Manager 70% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[53]	0.70%
Fee Waiver or Reimbursement	[54]	(0.03%)
Net Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.79%													7.43%				7.43%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | Fidelity Advisor Asset Manager 70% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[53]	0.59%
Fee Waiver or Reimbursement	[54]	(0.04%)
Net Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		689
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		176
Expense Example, No Redemption, 5 Years		307
Expense Example, No Redemption, 10 Years		$ 689
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.86%													7.53%		7.48%	[56]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 70% /Fidelity Advisor Asset Manager® 70% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.61%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.58%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(16.26%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | After Taxes on Distributions | Fidelity Advisor Asset Manager 70% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.04%													4.99%				5.51%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 70% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.10%													4.43%				4.96%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 70% | F0022
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 70% Composite Index℠
Average Annual Return, Percent			11.93%													7.54%				7.68%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[57]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[58]	0.96%
Fee Waiver or Reimbursement	[59]	(0.04%)
Net Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		851
Expense Example, with Redemption, 5 Years		1,055
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		851
Expense Example, No Redemption, 5 Years		1,055
Expense Example, No Redemption, 10 Years		$ 1,641
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.89%													7.21%				7.63%
Annual Return [Percent]				12.35%	18.67%	(18.88%)	16.79%	18.98%	25.86%	(9.47%)	21.83%	7.13%	(0.95%)
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[57]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[58]	1.21%
Fee Waiver or Reimbursement	[59]	(0.04%)
Net Expenses (as a percentage of Assets)		1.17%
Expense Example, with Redemption, 1 Year		$ 465
Expense Example, with Redemption, 3 Years		709
Expense Example, with Redemption, 5 Years		971
Expense Example, with Redemption, 10 Years		1,721
Expense Example, No Redemption, 1 Year		465
Expense Example, No Redemption, 3 Years		709
Expense Example, No Redemption, 5 Years		971
Expense Example, No Redemption, 10 Years		$ 1,721
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.13%													7.44%				7.61%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[60]	1.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[58]	1.71%
Fee Waiver or Reimbursement	[59]	(0.04%)
Net Expenses (as a percentage of Assets)		1.67%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 270
Expense Example, with Redemption, 3 Years		526
Expense Example, with Redemption, 5 Years		907
Expense Example, with Redemption, 10 Years		1,777
Expense Example, No Redemption, 1 Year		170
Expense Example, No Redemption, 3 Years		526
Expense Example, No Redemption, 5 Years		907
Expense Example, No Redemption, 10 Years		$ 1,777
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.44%													7.66%				7.63%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[58]	0.71%
Fee Waiver or Reimbursement	[59]	(0.04%)
Net Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.57%													8.76%				8.56%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | Fidelity Advisor Asset Manager 85% - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.04%
Expenses (as a percentage of Assets)	[58]	0.59%
Fee Waiver or Reimbursement	[59]	(0.03%)
Net Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		701
Expense Example, No Redemption, 1 Year		57
Expense Example, No Redemption, 3 Years		179
Expense Example, No Redemption, 5 Years		313
Expense Example, No Redemption, 10 Years		$ 701
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.70%													8.89%		8.58%	[61]
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85%
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Asset Manager® 85% /Fidelity Advisor Asset Manager® 85% A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Asset Manager® 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 60 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), and the bond and short-term/money market class (fixed-income securities of all types and maturities, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities). Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments. Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		16.66%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.30%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.05%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions | Fidelity Advisor Asset Manager 85% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.13%													6.51%				6.79%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | After Taxes on Distributions and Sales | Fidelity Advisor Asset Manager 85% - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.06%													5.58%				5.97%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%				13.10%
FidelityAssetManagerFunds-AMCIZComboPRO | Fidelity Asset Manager 85% | F0253
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Asset Manager 85% Composite Index℠
Average Annual Return, Percent			14.04%													8.96%				8.93%
HSAFunds-ComboPRO | 30% Allocation Fund | 30% Allocation Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[62]	0.13%
Fee Waiver or Reimbursement	[63]	(0.10%)
Net Expenses (as a percentage of Assets)	[62]	0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		17
Expense Example, with Redemption, 5 Years		49
Expense Example, with Redemption, 10 Years		$ 142
Annual Return, Inception Date		Feb. 09, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.65%											1.86%	[64]
Annual Return [Percent]				6.65%	10.53%
HSAFunds-ComboPRO | 30% Allocation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: 30% Allocation Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		30% Allocation Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9 % of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing in a combination of two Fidelity® equity index funds (U.S. and international) and two Fidelity® investment-grade bond index funds. Allocating assets among underlying Fidelity® index funds according to an asset allocation of approximately: Fidelity® Total Market Index Fund 21% Fidelity® Total International Index Fund 9% Fidelity® U.S. Bond Index Fund 50% Fidelity® Short-Term Bond Index Fund 20%
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.38%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		7.48%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(2.61%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
HSAFunds-ComboPRO | 30% Allocation Fund | After Taxes on Distributions | 30% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.57%											0.98%	[64]
HSAFunds-ComboPRO | 30% Allocation Fund | After Taxes on Distributions and Sales | 30% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.02%											1.08%	[64]
HSAFunds-ComboPRO | 30% Allocation Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(1.39%)
HSAFunds-ComboPRO | 30% Allocation Fund | IXWL3
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Moderate with Income Allocation Composite Index℠
Average Annual Return, Percent			6.65%											1.90%
HSAFunds-ComboPRO | 50% Allocation Fund | 50% Allocation Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[65]	0.13%
Fee Waiver or Reimbursement	[66]	(0.10%)
Net Expenses (as a percentage of Assets)	[65]	0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		17
Expense Example, with Redemption, 5 Years		49
Expense Example, with Redemption, 10 Years		$ 142
Annual Return, Inception Date		Feb. 09, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.75%											3.31%	[67]
Annual Return [Percent]				9.75%	13.94%
HSAFunds-ComboPRO | 50% Allocation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: 50% Allocation Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		50% Allocation Fund seeks high total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing in a combination of two Fidelity® equity index funds (U.S. and international) and two Fidelity® investment-grade bond index funds. Allocating assets among underlying Fidelity® index funds according to an asset allocation of approximately: Fidelity® Total Market Index Fund 35% Fidelity® Total International Index Fund 15% Fidelity® U.S. Bond Index Fund 40% Fidelity® Short-Term Bond Index Fund 10%
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		11.81%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		8.81%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(2.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
HSAFunds-ComboPRO | 50% Allocation Fund | After Taxes on Distributions | 50% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.86%											2.57%	[67]
HSAFunds-ComboPRO | 50% Allocation Fund | After Taxes on Distributions and Sales | 50% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.93%											2.30%	[67]
HSAFunds-ComboPRO | 50% Allocation Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											10.69%
HSAFunds-ComboPRO | 50% Allocation Fund | IXWL4
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Balanced Allocation Composite Index℠
Average Annual Return, Percent			9.74%											3.34%
HSAFunds-ComboPRO | 70% Allocation Fund | 70% Allocation Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[68]	0.13%
Fee Waiver or Reimbursement	[69]	(0.10%)
Net Expenses (as a percentage of Assets)	[68]	0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		17
Expense Example, with Redemption, 5 Years		49
Expense Example, with Redemption, 10 Years		$ 142
Annual Return, Inception Date		Feb. 09, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.92%											4.88%	[70]
Annual Return [Percent]				12.92%	17.57%
HSAFunds-ComboPRO | 70% Allocation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: 70% Allocation Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		70% Allocation Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing in a combination of two Fidelity® equity index funds (U.S. and international) and two Fidelity® investment-grade bond index funds. Allocating assets among underlying Fidelity® index funds according to an asset allocation of approximately: Fidelity® Total Market Index Fund 49% Fidelity® Total International Index Fund 21% Fidelity® U.S. Bond Index Fund 25% Fidelity® Short-Term Bond Index Fund 5%
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.35%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		9.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(3.19%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
HSAFunds-ComboPRO | 70% Allocation Fund | After Taxes on Distributions | 70% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.24%											4.31%	[70]
HSAFunds-ComboPRO | 70% Allocation Fund | After Taxes on Distributions and Sales | 70% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.88%											3.62%	[70]
HSAFunds-ComboPRO | 70% Allocation Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											10.69%
HSAFunds-ComboPRO | 70% Allocation Fund | IXWL5
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Growth Allocation Composite Index℠
Average Annual Return, Percent			13.02%											4.90%
HSAFunds-ComboPRO | 85% Allocation Fund | 85% Allocation Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)	[71]	0.13%
Fee Waiver or Reimbursement	[72]	(0.10%)
Net Expenses (as a percentage of Assets)	[71]	0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		17
Expense Example, with Redemption, 5 Years		49
Expense Example, with Redemption, 10 Years		$ 142
Annual Return, Inception Date		Feb. 09, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.55%											6.00%	[73]
Annual Return [Percent]				15.55%	20.17%
HSAFunds-ComboPRO | 85% Allocation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: 85% Allocation Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		85% Allocation Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing in a combination of two Fidelity® equity index funds (U.S. and international) and one Fidelity® investment-grade bond index fund. Allocating assets among underlying Fidelity® index funds according to an asset allocation of approximately: Fidelity® Total Market Index Fund 60% Fidelity® Total International Index Fund 25% Fidelity® U.S. Bond Index Fund 15%
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		16.16%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		10.78%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(3.40%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
HSAFunds-ComboPRO | 85% Allocation Fund | After Taxes on Distributions | 85% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.96%											5.48%	[73]
HSAFunds-ComboPRO | 85% Allocation Fund | After Taxes on Distributions and Sales | 85% Allocation Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.51%											4.54%	[73]
HSAFunds-ComboPRO | 85% Allocation Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											10.69%
HSAFunds-ComboPRO | 85% Allocation Fund | IXWL6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Aggressive Growth Allocation Composite Index℠
Average Annual Return, Percent			15.59%											6.04%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[74]	0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.43%
Expenses (as a percentage of Assets)	[75]	0.78%
Fee Waiver or Reimbursement	[76]	(0.05%)
Net Expenses (as a percentage of Assets)	[75]	0.73%
Expense Example, with Redemption, 1 Year		$ 645
Expense Example, with Redemption, 3 Years		803
Expense Example, with Redemption, 5 Years		977
Expense Example, with Redemption, 10 Years		1,480
Expense Example, No Redemption, 1 Year		645
Expense Example, No Redemption, 3 Years		803
Expense Example, No Redemption, 5 Years		977
Expense Example, No Redemption, 10 Years		$ 1,480
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.57%											0.63%	[77]
Annual Return [Percent]				10.95%	15.81%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[74]	0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.43%
Expenses (as a percentage of Assets)	[75]	1.03%
Fee Waiver or Reimbursement	[76]	(0.05%)
Net Expenses (as a percentage of Assets)	[75]	0.98%
Expense Example, with Redemption, 1 Year		$ 446
Expense Example, with Redemption, 3 Years		660
Expense Example, with Redemption, 5 Years		892
Expense Example, with Redemption, 10 Years		1,559
Expense Example, No Redemption, 1 Year		446
Expense Example, No Redemption, 3 Years		660
Expense Example, No Redemption, 5 Years		892
Expense Example, No Redemption, 10 Years		$ 1,559
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.80%											1.20%	[78]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[79]	1.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.43%
Expenses (as a percentage of Assets)	[75]	1.53%
Fee Waiver or Reimbursement	[76]	(0.05%)
Net Expenses (as a percentage of Assets)	[75]	1.48%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 251
Expense Example, with Redemption, 3 Years		477
Expense Example, with Redemption, 5 Years		828
Expense Example, with Redemption, 10 Years		1,615
Expense Example, No Redemption, 1 Year		151
Expense Example, No Redemption, 3 Years		477
Expense Example, No Redemption, 5 Years		828
Expense Example, No Redemption, 10 Years		$ 1,615
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.05%											1.93%	[80]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.43%
Expenses (as a percentage of Assets)	[75]	0.53%
Fee Waiver or Reimbursement	[76]	(0.05%)
Net Expenses (as a percentage of Assets)	[75]	0.48%
Expense Example, with Redemption, 1 Year		$ 49
Expense Example, with Redemption, 3 Years		163
Expense Example, with Redemption, 5 Years		290
Expense Example, with Redemption, 10 Years		658
Expense Example, No Redemption, 1 Year		49
Expense Example, No Redemption, 3 Years		163
Expense Example, No Redemption, 5 Years		290
Expense Example, No Redemption, 10 Years		$ 658
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.11%											2.95%	[81]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Sustainable Multi-Asset Fund /Fidelity Advisor® Sustainable Multi-Asset Fund A, M, C, I
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Multi-Asset Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in Fidelity® funds (including mutual funds and Exchange Traded Funds (ETFs)) that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such issuer's individual environmental, social and governance (ESG) profile and in Fidelity® index funds that track an ESG index (underlying Fidelity® funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating assets according to a neutral asset allocation strategy in which 70% of the fund's assets are allocated to underlying Fidelity® U.S. and international equity mutual funds and ETFs and 30% to underlying Fidelity® bond mutual funds and ETFs. To reflect the Adviser's market outlook, which is primarily focused on the intermediate term, the Adviser may overweight or underweight each asset class within the following ranges: equity funds (60%-80%) and bond funds (20%-40%). The Adviser may invest up to 10% of the fund's total assets in commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, emerging markets debt or short term funds, but no more than 25% in aggregate within those asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Actively managed underlying funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engage in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		15.03%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		10.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.50%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.13%											0.17%	[77]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.93%											0.38%	[77]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											11.40%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | IXWST
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Multi-Asset Composite Index℠
Average Annual Return, Percent			11.47%											4.19%
Document Type		485BPOS
Registrant Name		Fidelity Charles Street Trust

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[3]	A From March 2, 2020 .
[4]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[5]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through January 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[6]	A From March 2, 2020 .
[7]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[8]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[9]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[10]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[11]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[12]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[13]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[14]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[15]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[16]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[17]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[18]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[19]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[20]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[21]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[22]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[23]	A From February 10, 2022 .
[24]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[25]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees.

[26]	A From March 2, 2020 .
[27]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[28]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[29]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[30]	B On Class C shares redeemed less than one year after purchase.
[31]	A From October 2, 2018 .
[32]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[33]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[34]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[35]	B On Class C shares redeemed less than one year after purchase.
[36]	A From October 2, 2018 .
[37]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[38]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[39]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[40]	B On Class C shares redeemed less than one year after purchase.
[41]	A From October 2, 2018 .
[42]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[43]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[44]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[45]	B On Class C shares redeemed less than one year after purchase.
[46]	A From October 2, 2018 .
[47]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[48]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[49]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[50]	B On Class C shares redeemed less than one year after purchase.
[51]	A From October 2, 2018 .
[52]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[53]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[54]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[55]	B On Class C shares redeemed less than one year after purchase.
[56]	A From October 2, 2018 .
[57]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[58]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[59]
B Fidelity Management & Research Company LLC (FMR) has agreed to waive a portion of the fund's management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in certain affiliated exchange traded funds (ETFs). This arrangement cannot be removed or modified without the approval of the Board of Trustees .

[60]	B On Class C shares redeemed less than one year after purchase.
[61]	A From October 2, 2018 .
[62]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[63]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[64]	A From February 9, 2022 .
[65]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[66]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[67]	A From February 9, 2022 .
[68]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[69]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[70]	A From February 9, 2022 .
[71]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[72]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[73]	A From February 9, 2022 .
[74]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[75]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[76]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.30%, 0.55%, 1.05%, and 0.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[77]	A From February 10, 2022 .
[78]	B From February 10, 2022 .
[79]	B On Class C shares redeemed less than one year after purchase.
[80]	C From February 10, 2022 .
[81]	D From February 10, 2022 .